Goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Disclosure of goodwill [text block]
Note 18
Goodwill

The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2020
Historic cost	124,955,438
Book Value	124,955,438

As of December 31, 2020
Other increases (decreases) (1)	6,243,023
Impairment of the year (2)	(3,401,430)
Conversion effect	(10,606,268)
Changes	(7,764,675)
Book Value	117,190,763

As of December 31, 2020
Historic cost	117,190,763
Book Value	117,190,763

As of December 31, 2021
Other increases (decreases) (1)	11,604,421
Conversion effect	2,377,651
Changes	13,982,072
Book Value	131,172,835

As of December 31, 2021
Historic cost	131,172,835
Book Value	131,172,835
(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2) Corresponds to impairment of Bebidas Bolivianas BBO S.A., which was recorded in Other profits (losses) as of December 31, 2020.
For the purpose of impairment testing, goodwill acquired in a business combination is allocated as of the acquisition date to each of the CGUs, or groups of CGUs that is expected to benefit from the business combination synergies. The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2021	As of December 31, 2020
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	3,876	3,982
	Cervecería Kunstmann S.A.	456,007	456,007
	Cervecería Szot SpA.	202,469	202,469
	Sub-Total	44,607,833	44,607,939
International Business	CCU Argentina S.A. and subsidiaries	34,781,464	23,812,988
	Marzurel S.A., Coralina S.A. and Milotur S.A.	4,066,703	3,425,283
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,491,823	4,672,582
	Bebidas Bolivianas BBO S.A.	9,808,868	8,255,827
	Sub-Total	54,148,858	40,166,680
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		131,172,835	117,190,763

Main assumptions for impairment calculation

Goodwill assigned to the CGUs is subject to impairment test on an annually basis or more frequently if there are signs of potential impairment. These signs may include a significant change in the economic environment that could affect the business scenario, new legal provisions, operational performance indicators or the disposal of an important part of a CGU. The impairment loss is recognized for the amount by which the carrying amount of the CGU exceeds its recoverable amount. The recoverable value of each CGU is determined as the highest amount between its value in use and its fair value minus the cost of selling. The management considers that the value in use approach, determined by a discounted cash flow model, is the most reliable method to determine the recoverable values of the CGU.

The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and / or intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2022 ThCh$	205,210	49,158	1,211	12,702	2,034
Perpetual growth	3.00%	2.50%	2.20%	2.20%	4.40%
Discount rate	9.63%	18.29%	8.52%	7.49%	9.33%

The following describes some considerations applied when determining the corresponding values in use of the CGUs that have Goodwill and / or intangible assets with indefinite useful life assigned:

Projection period:
A five-year horizon is considered for all units / brands. An exceptionally longer period of time (no longer than ten years), is considered for those units / brands that require a longer maturation period.

Cash Flow
:
To determine the value in use, the Company has used cash flow projections in line with the time horizon described above, based on budgets, strategic plans and projections reviewed by management for the same period of time. Given the maturity of our business, these budgets have been historicaly consistent with the results.

Management’s cash flow projection included significant judgements and assumptions relating to perpetual growth rates and discount rates.
Perpetual growth
:
Although the Company expects a higher volume and price growth in the medium and long term, a nominal growth of 3% has been assumed for the perpetuity in Chilean units, which is a conservative assumption considering the historical capacity and nature of the business where the company operates. In the case of Uruguay a perpetuity rate of 2.2% is used, consistent with the expected long-term growth for this country. For Bolivia a perpetuity rate of 4.4% equivalent to long-term inflation of the country plus a percentage of the potential long-term GDP are used. In the case of Paraguay and Argentina a perpetuity rate of 3.0% and 2.5% are used respectively, which are composed by the average inflation rate of the United States of America mentioned above, plus a percentage of the potential long-term GDP in each country.

Discount rate
:
Corresponds to the nominal WACC (Weighted Average Cost of Capital) rate of each country.

According to the calculated sensitivities, the Administration determines that there is no reasonably possible change in the assumptions mentioned above that could cause that the book value exceeds the estimated recoverable value as of December 31, 202
1
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